SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - Stardust Power Inc [Member] - USD ($)		1 Months Ended	3 Months Ended	10 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Professional and consulting fees	$ 238,030			$ 1,586,680
Legal and book-keeping services				347,835
Payroll and related taxes				443,672
Marketing and advertisement				119,363
Other				178,148
General and administrative expenses		$ 245,402	$ 1,235,366	$ 2,675,698